OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Other Current Assets [Table Text Block]
	December 31,	December 31
	2014	2013
Advances to unrelated third-parties	$8,319,838	$6,753,665
Advances to employees	3,830,773	2,466,155
Installation contract deposits	1,814,828	1,256,474
Other current assets	855,276	499,041
	$14,820,715	$10,975,335